Stockholders' Equity (FY)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 12: Stockholders’ Equity

At December 31, 2016 and 2015, 1,000,000,000 shares of voting common stock were authorized. Shares of common stock outstanding were 148,654,906 and 149,669,049 at December 31, 2016 and 2015, respectively. The Company is governed by the General Corporation Law of the State of Delaware. All authorized shares of voting common stock have a par value of $0.01. Shares of common stock reacquired are considered authorized and reported as Treasury shares.